The Millicom Group - A.1.3. Disposal of subsidiaries (Details) - USD ($) $ in Millions		12 Months Ended
	Apr. 05, 2022	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2016
Disclosure of analysis of single amount of discontinued operations [abstract]
Revenue		$ 5,804	$ 5,661	$ 5,624
Equipment, programming and other direct costs		(1,420)	(1,507)	(1,506)
Operating expenses		(1,915)	(2,043)	(1,890)
Other operating income (expenses), net		54	10	(2)
Operating profit		1,342	826	915
Interest income (expense), net		(670)
Other non-operating (expenses) income, net		(119)	36	(78)
Profit (loss) before taxes from continuing operations		552	175	238
Net profit/(loss) from discontinued operations		(3)	4	113
Cash Flow from Discontinued Operations [Abstract]
Tazania legislation requirement, OPA, percentage of shares (in percent)					25.00%
Discontinued operations
Disclosure of analysis of single amount of discontinued operations [abstract]
Operating profit		$ (3)	$ 4
Discontinued operations | Discontinued operations - Tanzania
Disclosure of subsidiaries [line items]
Total net assets	$ (79)
Consideration for disposal of operations	101
Gross gain on sale	180
Other operating expenses linked to the disposal	(11)
Other operating income/expenses, net	(5)
Gain on sale before reclassification of foreign currency translation reserve	165
Reclassification of foreign currency translation reserve	(56)
Net gain on sale	$ 109
Disclosure of analysis of single amount of discontinued operations [abstract]
Revenue				88
Equipment, programming and other direct costs				(26)
Operating expenses				(27)
Depreciation and amortization				(21)
Other operating income (expenses), net				4
Gain/(loss) on disposal of discontinued operations				120
Other expenses linked to the disposal of discontinued operations				(11)
Operating profit				127
Interest income (expense), net				(12)
Other non-operating (expenses) income, net				0
Profit (loss) before taxes from continuing operations				116
Tax expense				(3)
Net profit/(loss) from discontinued operations				113
Cash Flow from Discontinued Operations [Abstract]
Cash from operating activities, net				18
Cash from (used in) investing activities, net				(10)
Cash from (used in) financing activities, net				(9)
Increase (decrease) in cash and cash equivalents, discontinued operations				$ (1)